Annual Total Returns - BlackRock Short Obligations Fund (Class K Shares) [BarChart] - Class K - BlackRock Short Obligations Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2013	0.61%
Annual Return 2014	0.50%
Annual Return 2015	0.52%
Annual Return 2016	1.34%
Annual Return 2017	1.40%
Annual Return 2018	1.97%
Annual Return 2019	2.99%